SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	1,359,623	7,934,940	1,134,681
Prepaid expenses and other current assets	390,721	500,011	71,501
Amount due from subsidiaries and VIEs	910,228,376	324,658,501	46,425,548
Investments in subsidiaries and VIEs	6,286,783,144	7,503,918,049	1,073,046,009
Total assets	7,198,761,864	7,837,011,501	1,120,677,739

Liabilities:
Accrued expenses and other current liabilities	245,607,222	210,864	30,153
Total liabilities	245,607,222	210,864	30,153

Equity:
Common shares	206,793	206,793	29,571
Treasury stock	(509,643,763)	(967,773,090)	(138,389,711)
Additional paid-in capital	3,207,028,391	3,256,349,216	465,651,744
Retained earnings	4,174,511,191	5,484,293,291	784,243,511
Accumulated other comprehensive income	81,052,030	63,724,427	9,112,471
Total equity	6,953,154,642	7,836,800,637	1,120,647,586
Total liabilities and equity	7,198,761,864	7,837,011,501	1,120,677,739

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
General and administrative expenses	(5,899,484)	(7,502,575)	(6,465,244)	(924,518)
Interest income (expense)	29,662	33,062	(2,449,776)	(350,313)
Equity in profit of subsidiaries and VIEs	1,190,497,730	1,547,501,724	1,473,467,244	210,703,014
Other income (expense), net	2,166,066	(126,446)	—	—
Net income	1,186,793,974	1,539,905,765	1,464,552,224	209,428,183
Other comprehensive income (loss)	5,878,060	11,575,379	(17,327,603)	(2,477,815)
Comprehensive income	1,192,672,034	1,551,481,144	1,447,224,621	206,950,368

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(5,736,205)	(8,157,418)	247,024,682	35,324,059
Collection of amounts due from subsidiaries and VIEs	74,701,887	307,016,845	629,234,299	89,979,308
Net cash provided by investing activities	74,701,887	307,016,845	629,234,299	89,979,308
Contribution from shareholders	1,099,619	122,507	19,087,375	2,729,458
Repurchase of common shares	(24,872,828)	(182,204,126)	(733,975,533)	(104,957,105)
Dividend paid	(58,401,356)	(116,639,508)	(154,770,124)	(22,131,833)
Net cash used in financing activities	(82,174,565)	(298,721,127)	(869,658,282)	(124,359,480)
Effect of foreign exchange rate changes	131,100	18,968	(25,382)	(3,630)
Net (decrease) increase in cash and cash equivalents	(13,077,783)	157,268	6,575,317	940,257
Cash and cash equivalents, beginning of year	14,280,138	1,202,355	1,359,623	194,424
Cash and cash equivalents, end of year	1,202,355	1,359,623	7,934,940	1,134,681

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss).
3.For the years ended December 31, 2023, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.

Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.9931, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2025. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2025, or at any other rate.